COLONIAL MONEY MARKET FUND          ANNUAL REPORT

June 30, 1998

[PHOTO OF CAPITAL]

Not FDIC
Insured

May Lose Value
No Bank Guarantee

                      COLONIAL MONEY MARKET FUND HIGHLIGHTS
                        SEPTEMBER 1, 1997 - JUNE 30, 1998

INVESTMENT OBJECTIVE: Colonial Money Market Fund seeks maximum current income, consistent with safety of capital and maintenance of liquidity.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Cash Reserves Portfolio (Portfolio), a money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "Supply and demand factors contributed toward rising and declining prices during the period. The yield spread among different maturity money market instruments was narrow, and investors did not benefit by assuming the additional risk of a longer security. In this environment, the Portfolio kept its maturity short due to the unclear trend in interest rates. We may lengthen the maturity to move toward a more neutral stance in order to increase flexibility in this environment."

                                                                 -- Jane Naeseth

                     COLONIAL MONEY MARKET FUND PERFORMANCE

                                             Class A       Class B       Class C
Inception dates                              1/30/81       6/8/92        7/1/94
Distributions declared per share             $0.041        $0.032        $0.037
7-day yields on 6/30/98(1)                     4.99%         3.96%         4.58%
30-day yields on 6/30/98(1)                    5.01%         3.99%         4.60%

PORTFOLIO BREAKDOWN(2)
(as of 6/30/98)
Commercial Paper ...................    89.9%
LOC ................................     3.9%
Yankee CDs .........................     3.2%
Corporate Notes ....................     3.0%

PORTFOLIO MATURITY(2)
(as of 6/30/98)
0 - 4 days .........................    21.4%
5 - 14 days ........................    32.3%
15 - 29 days .......................    27.6%
30 - 59 days .......................    11.0%
60+ days ...........................     7.7%

(1) If the Distributor or Administrator had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 4.80% and 4.81% for Class A shares, 3.77% and 3.80% for Class B shares, and 3.98% and 4.00% for Class C shares, respectively.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                              PRESIDENT'S MESSAGE                      [PHOTO]
                              TO FUND SHAREHOLDERS

In June 1998, Harold Cogger retired as president of Colonial Money Market Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the annual report for Colonial Money Market Fund for the 10-month period ended June 30, 1998.

A variety of factors caused interest rates to seesaw during the period, as different sectors of the economy provided mixed signals to investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth and the possibility of interest rate increases by the Federal Reserve Board contributed to volatility. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, the environment was positive for money market securities.

Overall, our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Unresolved issues in the Pacific Rim should keep the U.S. economy from growing too fast. We believe that short-term interest rates will remain unchanged until the Federal Reserve Board is convinced the economy is slowing.

For investors seeking a relatively stable environment for their investment dollars and the potential for current income, Colonial Money Market Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
August 11, 1998

On March 2, 1998, the Fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term, fixed-income U.S. government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio which has the flexibility to search for the highest relative yield among a variety of money market instruments.

Because market and economic conditions change frequently, there can be no assurance that the trends described here will continue.

                          SR&F CASH RESERVES PORTFOLIO
                              INVESTMENT PORTFOLIO
                          JUNE 30, 1998 (IN THOUSANDS)

COMMERCIAL PAPER - 93.2% (a)                                                                    PAR          VALUE
CHEMICALS-PLASTICS - 3.9%
  Formosa  Plastic (LOC ABN AMRO),
                                                    5.740%                     08/25/98       $27,000       $ 26,771
                                                                                                             -------
CONSULTING SERVICES - 3.9%
  CSC Enterprises (gtd. by Computer
      Sciences),
                                              5.701% - 5.719%       07/09/98 - 07/21/98        26,900         26,839
                                                                                                             -------
ELECTRONICS - 4.3%
  General Signal,
                                              5.666% - 5.733%    07/07/98 - 07/27/98(b)        29,500         29,822
                                                                                                             -------
FINANCIAL SERVICES - 67.5%
  BANKS - 4.1%
  NBD Bank Canada,
                                                    5.678%                     07/02/98        28,000         27,996
                                                                                                             -------
  BUSINESS CREDIT INSTITUTIONS - 16.7%
  Avon Capital (gtd. by Avon Products),
                                              5.674% - 6.116%    07/06/98 - 07/08/98(b)        31,200         31,169
  BAT Capital (gtd. by BAT Industries),
                                                    5.750%                     07/01/98        30,000         30,000
  Finova  Capital,
                                              5.611% - 5.683%       07/07/98 - 07/09/98        30,880         30,850
  Harley-Davidson Funding (gtd. by
      Eaglemark Financial Services),
                                                    5.683%                  07/17/98(b)         7,400          7,382
  USAA  Capital,
                                                    5.690%                     07/29/98        15,000         14,935
                                                                                                             -------
                                                                                                             114,336
                                                                                                             -------
  DIVERSIFIED FINANCIAL SERVICES - 6.2%
  Associates Corp. of North America,
                                                    6.339%                     07/01/98        12,992         12,992
  Lehman Brothers Holdings,
                                                    6.593%                     07/01/98        30,000         30,000
                                                                                                             -------
                                                                                                              42,992
                                                                                                             -------

                       Investment Portfolio/June 30, 1998

  MORTGAGE BANKING - 4.1%
  Countrywide Home Loans (gtd. by
      Countrywide Credit Industries),
                                                                  5.760%                    08/27/98
$28,650       $ 28,398

--------
  OTHER FINANCIAL - 36.4%
  Asset Securitization,
                                                         5.652% - 5.666%      07/06/98 - 07/22/98(b)
32,000         31,946
  Corporate Assets Funding,
                                                                  5.650%                 07/02/98(b)
15,000         14,998
  CXC,
                                                                  5.673%                 07/24/98(b)
25,000         24,912
  International Securitization,
                                                                  5.646%                 07/01/98(b)
30,000         30,000
  One Line Funding,
                                                                  5.709%                 07/23/98(b)
32,000         31,891
  Preferred Receivables Funding,
                                                                  5.699%                 07/21/98(b)
30,000         29,907
  Receivables Capital,
                                                                  5.668%                 07/10/98(b)
25,735         25,699
  Thames Asset Global Securitization No. 1,
                                                        5.760% - 5.783%       09/02/98 - 09/08/98(b)
30,800         30,485
  Windmill Funding,
                                                                  5.688%                 07/07/98(b)
30,000         29,972

--------

249,810

--------
MEDICAL PRODUCTS - 4.7%
  Baxter International:
                                                                  5.676%                    07/08/98
25,000         24,973
                                                                  5.719%                 07/29/98(b)
7,000          6,970

--------

31,943

--------
RETAIL-COSMETICS - 4.2%
  Cosmair (gtd. by L'Oreal),
                                                      5.711% - 5.718%                    07/28/98(b)
29,000         28,879

--------
TELECOMMUNICATIONS - 4.7%
  GTE,
                                                        5.675% -5.752%           07/07/98 - 07/08/98
32,000         31,966

--------
TOTAL COMMERCIAL PAPER (cost of
$639,752)                                                                                 639,752

--------

                       Investment Portfolio/June 30, 1998

VARIABLE RATE NOTE - 2.9%                                                           PAR            VALUE
DIVERSIFIED FINANCIAL SERVICES - 2.9%
  Morgan Stanley Dean Witter,
  (cost of $20,000)                                   5.859%       11/16/98       $ 20,000       $ 20,000
                                                                                                 --------
YANKEE CERTIFICATE OF DEPOSIT - 3.2%

BANKS - 3.2%
  Canadian Imperial Bank,
  (cost of $22,000)                                   5.650%       02/04/99         22,000         22,000
                                                                                                 --------
TOTAL INVESTMENTS - 99.3% (cost of $681,752)                                                      681,752
                                                                                                 --------
OTHER ASSETS & LIABILITIES, NET - 0.7%                                                              4,525
                                                                                                 --------
NET ASSETS - 100%                                                                                $686,277
                                                                                                 --------

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent reset date.

(b)      Represents private placement securities exempt from registration by
         Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investment and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 1998, the aggregate value of the Fund's private placement securities was $354,032, which represented
         51.6 percent of net assets. None of these securities were deemed illiquid.

See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

(in thousands)
ASSETS
Investments at amortized cost                                                 $681,752

Cash                                                           $  4,020
Interest receivable                                                 660
Other assets                                                          5          4,685
                                                               --------       --------
    Total Assets                                                               686,437

LIABILITIES
Payable to investment adviser                                       147
Other liabilities                                                    13
                                                               --------
    Total Liabilities                                                              160
                                                                              --------
NET ASSETS applicable to investors' beneficial interests                      $686,277
                                                                              --------

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED JUNE 30, 1998 (a)

(in thousands)
INVESTMENT INCOME
Interest income                                                          $12,715

EXPENSES
Management fees                                           $   543
Accounting fees                                                13
Other                                                          14            570
                                                          -------        -------
       Net Investment Income                                             $12,145
                                                                         -------

(a) From commencement of operations on March 2, 1998.

See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Period ended
(in thousands)                                                         June 30
                                                                    -----------
INCREASE IN NET ASSETS                                                 1998 (a)
Operations:
Net investment income                                               $    12,145
                                                                    -----------
Transactions in investors' beneficial interests:
Contributions                                                         1,158,202
Withdrawals                                                            (484,070)
                                                                    -----------
   Net transactions in investors'
   beneficial interest                                                  674,132
                                                                    -----------
     Net increase in net assets                                         686,277
NET ASSETS
Beginning of period                                                          --
                                                                    -----------
End of period                                                       $   686,277
                                                                    -----------

(a) From commencement of operations on March 2, 1998.

                              FINANCIAL HIGHLIGHTS

                                                                      Period ended
                                                                         June 30
                                                                     -------------
RATIOS TO AVERAGE NET ASSETS                                            1998 (a)
Expenses                                                               0.26% (b)
Net investment income                                                  5.45% (b)

(a) From commencement of operations on March 2, 1998.

(b) Annualized.

See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Colonial Money Market Fund (formerly Colonial Government Money Market Fund) contributed $493,223,678 and $187,536,920, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1998, Stein Roe Cash Reserves Fund and Colonial Money Market Fund owned 70.3 percent and 29.7 percent, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of origination.

INVESTMENT VALUATIONS:

All securities are valued as of June 30, 1998. The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium,

                   Notes to Financial Statements/June 30, 1998

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONT.

regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event that a deviation of .50 of 1 percent or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

NOTE 3. PORTFOLIO COMPOSITION

Under normal market conditions, the Portfolio will invest a least 25 percent of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At June 30, 1998, 67.5 percent of the Portfolio's net assets were invested in the financial services industry. See the portfolio of investments for additional information regarding portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the Portfolio is computed at an annual rate of .25 of 1 percent of the first $500 million of average daily net assets, and .225 of 1 percent thereafter. The Adviser also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. The compensation of trustees not affiliated with the Adviser for the period ended June 30, 1998, was $6,750. No remuneration was paid to any other trustee or officer of the Trust.

                         REPORT OF INDEPENDENT AUDITORS

              TO THE HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF
                  SR&F CASH RESERVES PORTFOLIO AND THE BOARD OF
                         TRUSTEES OF THE SR&F BASE TRUST

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio as of June 30, 1998, and the related statements of operations and changes in net assets, and financial highlights for the period from March 2, 1998 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Cash Reserves Portfolio at June 30, 1998, and the results of its operations, the changes in its net assets, and the financial highlights for the fiscal period referred to above, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
Chicago, Illinois
August 7, 1998

                           COLONIAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Cash Reserves
  Portfolio                                                             $ 203,662
Receivable for:
  Fund shares sold                                  $   6,676
Other                                                       9               6,685
                                                    ---------           ---------
    Total Assets                                                          210,347

LIABILITIES
Payable for:
  Fund shares repurchased                              15,781
  Distributions                                           779
Accrued:
  Deferred Trustees fees                                    4
Other                                                      10
                                                    ---------
    Total Liabilities                                                      16,574
                                                                        ---------
NET ASSETS                                                              $ 193,773
                                                                        =========
Net asset value:
Class A ($128,658/128,636)                                              $    1.00
                                                                        =========
Class B ($61,811/61,806)                                                $    1.00(a)
                                                                        =========
Class C ($3,304/3,304)                                                  $    1.00(a)
                                                                        =========
COMPOSITION OF NET ASSETS
Capital paid in                                                         $ 193,749
Undistributed net investment income                                            25
Accumulated net realized loss                                                  (1)
                                                                        ---------
                                                                        $ 193,773
                                                                        =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED JUNE 30, 1998 (a)

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Cash Reserves Portfolio                                         $ 3,609
Interest income                                                            5,491
Expenses allocated from
    SR&F Cash Reserves Portfolio                                            (162)
                                                                         -------
                                                                           8,938
EXPENSES
Administration fee                                        $   159
Management fee                                                294
Service fee - Class B                                         125
Service fee - Class C                                           7
Distribution fee - Class B                                    375
Distribution fee - Class C                                     21
Transfer agent                                                396
Bookkeeping fee                                                56
Trustees fee                                                   17
Custodian fee                                                   5
Audit fee                                                      23
Legal fee                                                       8
Registration fee                                               82
Reports to shareholders                                        15
Other                                                          17
                                                          -------
                                                            1,600
Fee waived by the Administrator                              (121)
Fee waived by the Distributor - Class C                       (17)         1,462
                                                          -------        -------
       Net Investment Income                                             $ 7,476
                                                                         -------

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                   Period ended        Year ended
(in thousands)                                     June 30 (a)         August 31
                                                   -----------        -----------
INCREASE (DECREASE) IN                                1998               1997(b)
  NET ASSETS
Operations:
Net investment income                              $     7,476        $     8,182
                                                   -----------        -----------
Distributions:
From net investment income - Class A                    (5,343)            (5,490)
In excess of net investment income - Class A              --                  (28)
From net investment income - Class B                    (1,940)            (2,585)
In excess of net investment income - Class B              --                  (13)
From net investment income - Class C                      (126)              (136)
In excess of net investment income - Class C              --                   (1)
                                                   -----------        -----------
                                                            67                (71)
                                                   -----------        -----------
Fund Share Transactions:
Receipts for shares sold - Class A                   1,173,914          1,511,776
Value of distributions  reinvested - Class A             4,381              4,456
Cost of shares  repurchased - Class A               (1,193,752)        (1,487,170)
                                                   -----------        -----------
                                                       (15,457)            29,062
                                                   -----------        -----------
Receipts for shares sold - Class B                     182,273            343,510
Value of distributions  reinvested - Class B             1,545              2,017
Cost of shares repurchased - Class B                  (192,276)          (351,804)
                                                   -----------        -----------
                                                        (8,458)            (6,277)
                                                   -----------        -----------
Receipts for shares sold - Class C                      10,122             37,213
Value of distributions  reinvested - Class C               104                117
Cost of shares repurchased - Class C                    (9,827)           (38,859)
                                                   -----------        -----------
                                                           399             (1,529)
                                                   -----------        -----------
 Net Increase (Decrease) from Fund
   Share Transactions                                  (23,516)            21,256
                                                   -----------        -----------
        Total Increase (Decrease)                      (23,449)            21,185
NET ASSETS
Beginning of period                                    217,222            196,037
                                                   -----------        -----------
End of period (including undistributed
and net of overdistributed net investment
income of $25 and $42, respectively)               $   193,773        $   217,222
                                                   -----------        -----------

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b)      Class C shares were initially offered on August 1, 1997.

Statement of Changes in Net Assets continued on following page.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - CONT.

(in thousands)                                      Period ended      Year ended
                                                    June 30 (a)       August 31
                                                    ----------        ----------
     NUMBER OF FUND SHARES                              1998             1997(b)
Sold - Class A                                       1,173,913         1,511,776
Issued for distributions reinvested - Class A            4,381             4,456
Repurchased - Class A                               (1,193,752)       (1,487,169)
                                                    ----------        ----------
                                                       (15,458)           29,063
                                                    ----------        ----------
Sold - Class B                                         182,273           343,507
Issued for distributions reinvested - Class B            1,545             2,017
Repurchased - Class B                                 (192,275)         (351,804)
                                                    ----------        ----------
                                                        (8,457)           (6,280)
                                                    ----------        ----------
Sold - Class C                                          10,122            37,213
Issued for distributions reinvested - Class C              104               117
Repurchased - Class C                                   (9,827)          (38,858)
                                                    ----------        ----------
                                                           399            (1,528)
                                                    ----------        ----------

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b)      Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998


     NOTE 1. ACCOUNTING POLICIES

     ORGANIZATION: Colonial Money Market Fund (the Fund), formerly Colonial Government Money Market Fund, a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (29.7% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio.

     The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                   Notes to Financial Statements/June 30, 1998


     Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

     FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

     DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

     NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES

     MANAGEMENT FEE: Through March 1, 1998, Colonial Management Associates, Inc. was the investment Adviser of the Fund furnishing accounting and other services and office facilities for a monthly fee equal to 0.30% annually of the Fund's average net assets. Through March 1, 1998, management fees paid during the period amounted to $293,966.

     ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

     BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

     TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

     UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the period ended June 30, 1998, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $14,954, $352,299, and $5,076 on Class A, Class B, and Class C redemptions, respectively.

     The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

                   Notes to Financial Statements/June 30, 1998

     NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

     EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

     For the period ended June 30, 1998, the Fund's total expenses as defined above did not exceed the 1.00% expense limit.

     OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

     NOTE 3.  OTHER RELATED PARTY TRANSACTIONS

     At June 30, 1998, Liberty Financial Investments, Inc. and Colonial Management Associates, Inc. owned 9% and 11% respectively, of the Fund's shares outstanding.

     NOTE 4.  RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

     On February 27, 1998, a Special Meeting of Shareholders was held to approve the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non-fundamental investment policies, all as described in the Proxy Statement for the Meeting. The conversion was effective March 2, 1998. On January 2, 1998, the record date for the meeting, the Fund had outstanding 190,457,816 shares of beneficial interest. The votes cast at the Meeting were as follows:


          FOR                     AGAINST                 ABSTAIN
          ---                     -------                 -------
      94,014,449                 3,060,440               3,238,318

                              FINANCIAL HIGHLIGHTS

    Selected data for a share of each class outstanding throughout each period are as follows:


                                                                  Period ended June 30
                                                   -----------------------------------------------------
                                                                         1998(a)(b)
                                                     Class A              Class B             Class C
                                                   ------------         ------------        ------------
Net asset value -
  Beginning of period                              $      1.000         $      1.000        $      1.000
                                                   ------------         ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (c)(d)                                           0.041                0.032               0.037(e)
                                                   ------------         ------------        ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                 (0.041)              (0.032)             (0.037)
                                                   ------------         ------------        ------------
Net asset value -
   End of period                                   $      1.000         $      1.000        $      1.000
                                                   ------------         ------------        ------------
Total return (f)(g)(h)                                     4.17%                3.28%               3.81%
                                                   ------------         ------------        ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)(d)(i)(j)                                      0.69%                1.69%               1.09%(e)
Net investment
  income (c)(d)(i)(j)                                      4.93%                3.93%               4.53%(e)
Net assets at end
  of period (000)                                  $    128,658         $     61,811        $      3,304


    (a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

    (b)   Effective March 2, 1998, SR&F became the investment Adviser of the
          Fund.

    (c) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19% (annualized).

    (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.

    (e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).

    (f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

    (g)   Not annualized.

    (h) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.

    (i) The benefits derived from custody credits and directed brokerage arrangements had no impact.

    (j)   Annualized.

                   FINANCIAL HIGHLIGHTS - CONT.
  Selected data for a share of each class outstanding throughout each period are as follows:


                                                                      Year ended August 31
                                                   ----------------------------------------------------------
                                                                              1997
                                                    Class A                  Class B               Class C (b)
                                                   ------------            ------------           ------------
  Net asset value -
  Beginning of period                              $      1.000            $      1.000           $      1.000
                                                   ------------            ------------           ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                              0.048                   0.038                  0.039
                                                   ------------            ------------           ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                 (0.048)                 (0.038)                (0.039)
                                                   ------------            ------------           ------------
Net asset value -
   End of period                                   $      1.000            $      1.000           $      1.000
                                                   ------------            ------------           ------------
Total return (c)                                           4.90%                   3.82%                  3.97%
                                                   ============            ============           ============

RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.72%(e)                1.72%(e)               1.64%(e)
Fees and expenses waived
  or borne by the Adviser                                  --                      --                     --
Net investment
  income                                                   4.73%(e)                3.73%(e)               3.81%(e)
Net assets at end
  of period (000)                                  $    144,076            $     70,242           $      2,904



   (a) Net of fees and expenses waived or borne by the Adviser which amounted
       to:           $        --             $       --              $       --

   (b) Effective July 1, 1997, Class D shares were redesignated Class C shares.

   (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

   (d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

   (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years ratios' are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.




                              Year ended August 31
------------------------------------------------------------------------------------------------------------------------------

                           1996                                                                 1995
Class A                  Class B                 Class C               Class A                Class B
Class C
----------------------------------------------------------
---------------------------------------------------------

$      1.000            $     1.000            $     1.000           $     1.000            $     1.000
$     1.000
------------            -----------            -----------           -----------            -----------
-----------


       0.048                  0.038                  0.038                 0.050
0.040                  0.040
------------            -----------            -----------           -----------            -----------
-----------


      (0.048)                (0.038)                (0.038)               (0.050)
(0.040)                (0.040)
------------            -----------            -----------           -----------            -----------
-----------

$      1.000            $     1.000            $     1.000           $     1.000            $     1.000
$     1.000
------------            -----------            -----------           -----------            -----------
-----------
        4.93%                  3.86%                  3.85%                 5.14%(d)
4.08%(d)               4.07%(d)
============            ===========            ===========           ===========            ===========
===========


        0.70%(e)               1.70%(e)               1.70%(e)              0.69%
1.69%                  1.69%

        --                     --                     --                    0.04%
0.04%                  0.04%

        4.76%(e)               3.76%(e)               3.76%(e)              4.96%
3.96%                  3.96%

$    115,063            $    76,539            $     4,435           $    83,086            $    55,441
$       625


$       --              $      --              $      --             $     0.000            $     0.000
$     0.000

                  FINANCIAL HIGHLIGHTS - CONT.

    Selected data for a share of each class outstanding throughout each period are as follows:


                                                                    Year ended August 31
                                                   ---------------------------------------------------
                                                                          1994
                                                    Class A             Class B            Class C (b)
                                                   -----------         -----------         -----------
Net asset value -
  Beginning of period                              $     1.000         $     1.000         $     1.000
                                                   -----------         -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                             0.028               0.018               0.005
                                                   -----------         -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                (0.028)             (0.018)             (0.005)
                                                   -----------         -----------         -----------
Net asset value -
   End of period                                   $     1.000         $     1.000         $     1.000
                                                   -----------         -----------         -----------
Total return (c)(d)                                       2.85%               1.82%               0.45%(e)
                                                   -----------         -----------         -----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                  0.73%               1.73%               1.73%(f)
Fees and expenses waived
  or borne by the Adviser                                 0.20%               0.20%               0.20%(f)
Net investment
  income                                                  3.01%               2.01%               2.01%(f)
Net assets at end
of period (000)                                    $    97,115         $    54,535         $       518



   (a) Net of fees and expenses waived or borne by the Adviser which amounted
       to:          0.002          0.002          0.002

   (b) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.

   (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

   (d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

   (e) Not annualized.

   (f) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.



                                                           Year ended
                                                            August 31
                                                   -------------------------------
                                                               1993
                                                     Class A            Class B
                                                   -----------         -----------
Net asset value -
  Beginning of period                              $     1.000         $     1.000
                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                             0.023               0.013
                                                   -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                (0.023)             (0.013)
                                                   -----------         -----------
Net asset value -
   End of period                                   $     1.000         $     1.000
                                                   -----------         -----------
Total return (c)(d)                                       2.28%               1.27%
                                                   -----------         -----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                  0.88%               1.88%
Fees and expenses waived
  or borne by the Adviser                                 0.20%               0.20%
Net investment
  income                                                  2.26%               1.26%
Net assets at end
of period (000)                                    $    44,693         $    10,890


                                                   $     0.002         $     0.002

                        REPORT OF INDEPENDENT ACCOUNTANTS

          TO THE TRUSTEES OF COLONIAL TRUST II AND THE SHAREHOLDERS OF
                           COLONIAL MONEY MARKET FUND

      In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Money Market Fund (the "Fund"), formerly Colonial Government Money Market Fund (a series of Colonial Trust II) at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1998, provide a reasonable basis for the opinion expressed above.




      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      August 11, 1998

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.




(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:


For fund prices, dividends and capital gains information .........   press   1

For account information ..........................................   press   2

To speak to a Service representative .............................   press   3

For yield and total return information ...........................   press   4

For duplicate statements or new supply of checks .................   press   5

To order duplicate tax forms and year-end statements .............   press   6
(February through May)

To review your options at any time during your call ..............   press   *


To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Money Market Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor's Performance Update.

                                    TRUSTEES


ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[LIBERTY LOGO]
Liberty Funds Distributor, Inc. (C)1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com                  MM-02/613F-0698 (8/98)  98/800